Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		7 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Oneida Resources Corp
Revenues:
License and collaboration revenue					$ 3,117,991	$ 22,327,464
Grant revenue						1,034,495
Revenues	667,955	377,911	1,909,471	2,449,055	3,117,991	23,361,959
Costs and expenses:
Research and development	4,157,742	1,797,429	16,897,903	14,969,710	15,486,476	7,654,546
General and administrative	1,295,571	802,053	3,245,585	2,916,139	4,034,925	4,612,450	32,100
Total costs and expenses	5,453,313	2,599,482	20,143,488	17,885,849	19,521,401	12,266,996
(Loss) income from operations	(4,785,358)	(2,221,571)	(18,234,017)	(15,436,794)	(16,403,410)	11,094,963
(Loss) before benefit from income Ttaxes							(32,100)
Interest expense	(131,888)		(604,960)		(193,498)	(15)
Interest income	5,626	6,656	11,589	29,730	39,002	62,315
Income taxes		(8,230)		(24,690)	(32,921)	(64,834)
Net (loss) income	(4,911,620)	(2,223,145)	(18,827,388)	(15,431,754)	(16,590,827)	11,092,429	(32,100)
Cumulative dividends on redeemable convertible preferred stock					(1,672,223)	(1,669,786)
Net (loss) income attributable to common stockholders					$ (18,263,050)	$ 9,422,643
Net (loss) income per common share:
Basic and diluted loss per share
Basic	$ (0.42)	$ (0.40)	$ (2.43)	$ (2.75)	$ (1.63)	$ 0.39
Dilutive	$ (0.42)	$ (0.40)	$ (2.43)	$ (2.75)	$ (1.63)	$ 0.33
Weighted average number of common shares:
Basic & Dilutive	11,779,745	5,607,022	7,737,250	5,603,575			3,720,930
Basic					11,215,077	11,202,990
Dilutive					11,215,077	13,190,476
Weighted average shares outstanding:
Basic & Dilutive	11,779,745	5,607,022	7,737,250	5,603,575			3,720,930